Loans and borrowings - Additional Information (Details) $ in Millions		6 Months Ended		12 Months Ended
	Jan. 09, 2024 USD ($)	Jun. 30, 2024 COP ($)	Jun. 30, 2023 COP ($)	Dec. 31, 2023 COP ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 COP ($)
Loans and borrowings
Borrowings				$ 105,815,527		$ 115,019,566
Proceeds obtained from loans and borrowings		$ 10,425,923	$ 15,654,833
Repayment of loans and borrowings		8,486,656	9,976,744
Interest payments		3,571,554	$ 3,195,743
Fair value of loans and borrowings		111,778,638		104,223,267
Hedging instrument liabilities					$ 16,956,000,000
ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees						20,884,877
ISA and its Companies | Chile
Loans and borrowings
Estimated value of the current guarantees						15,279,882
ISA and its Companies | Brazil
Loans and borrowings
Estimated value of the current guarantees						2,925,995
ISA and its Companies | Colombia
Loans and borrowings
Estimated value of the current guarantees						2,679,000
Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument liabilities					10,695,000,000
Cash flow hedging
Loans and borrowings
Hedging instrument liabilities					$ 6,261,000,000
Local currency
Loans and borrowings
Borrowings				10,417,990		10,186,970
Foreign currency
Loans and borrowings
Borrowings				$ 95,397,537		$ 104,832,596
External Public Debt Bonds
Loans and borrowings
Short-term financing	$ 1,850,000,000
Maturity period	12 years
Borrowings, interest rate	8.375%
International Bonds Maturing In January 2025
Loans and borrowings
Borrowings, interest rate	4.125%
Borrowings	$ 1,200,000,000
Offer received for aggregate amount of bonds	$ 737,350,000
Bonds repurchase rate	61.45%
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate				7.20%	7.30%	7.30%
Borrowings				$ 21,478,503		$ 21,698,959
Syndicate and commercial loans | Local currency
Loans and borrowings
Borrowings, interest rate				12.90%	12.80%	12.80%
Borrowings				$ 4,323,198		$ 4,155,058
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate				12.40%	11.00%	11.00%
Borrowings				$ 5,172,256		$ 5,199,527
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate				6.40%	6.80%	6.80%
Borrowings				$ 72,774,985		$ 81,915,520
Ecopetrol S.A
Loans and borrowings
Proceeds obtained from loans and borrowings		7,324,029
Repayment of loans and borrowings		6,229,487
Interest payments		2,523,567
Interconexion Electrica S.A. E.S.P
Loans and borrowings
Short-term financing						$ 2,897,195
Repayment of loans and borrowings		1,958,584
Interest payments		$ 977,473